Income Taxes - Summary of Major Components of Income Tax Expense / Benefit (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Current income tax expense	₽ (111)	₽ (9)	₽ (1)
Deferred tax (expense) / benefit	(119)	188	(62)
Tax provision	0	37	(10)
Income tax (expense) / benefit for the year	₽ (230)	₽ 216	₽ (73)